Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy the Plan investment assets at fair value, as of December 31, 2025 and Master Trust investment assets at fair value, as of December 31, 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

(in thousands)	Investments at fair value
	as of December 31, 2025
	Level 1	Level 2	Level 3	Total
S&P Global Inc. common stock	534,291	—	—	534,291
Mutual funds	157,392	—	—	157,392
Self-Directed Accounts	70,268	—	—	70,268
Total	$761,951	$—	$—	$761,951

Common collective trust funds measured at net asset value as a practical expedient:
Common stock funds (a)	$627,476
Stock index funds (b)	2,212,691
Money market funds (c)	234,843
Target date retirement funds (d)	2,134,103
Short-term investment fund (e)	4,122
Fixed income fund (f)	120,572
Real estate fund (g)	3,443
Total assets at fair value	$6,099,201

(in thousands)	Assets at Master Trust Level
	as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$109,544	$—	$—	$109,544
S&P Global Inc. common stock	546,269	—	—	546,269
Mutual funds	273,255	—	—	273,255
Total	$929,068	$—	$—	$929,068

Common collective trust funds measured at net asset value as a practical expedient:
Common stock funds (a)	336,769
Stock index funds (b)	1,986,194
Money market funds (c)	209,137
Target date retirement funds (d)	1,817,977
Short-term investment fund (e)	14,630
Fixed income fund (f)	95,541
Real estate fund (g)	3,080
Total assets at fair value	$5,392,396
(a) At both December 31, 2025 and 2024, this category of funds includes Winslow Large Cap Growth Fund and Harding Loevner International Equity Collective Investment Fund. At December 31, 2025 this category of funds also includes Columbia Funds Dividend Income, T. Rowe Price Structured Research Common Trust Fund, Janus Henderson Enterprise CF Class MS Fund, Acadian All-Country World ex-U.S. Value Equity and Fidelity Institutional International Capital Appreciation Fund. At December 31, 2024 this category of funds also includes Schroder International Multi-Cap Value Trust.

(b)    At both December 31, 2025 and 2024, this category of funds includes the Northern Trust Collective S&P SmallCap 600 Index Fund, S&P 500 Composite Stock Index, State Street S&P Midcap Index, and State Street Global All Cap Equity Ex-U.S. Index Fund.

(c)    At both December 31, 2025 and 2024, this category of funds includes short-term debt securities.
(d)    At both December 31, 2025 and 2024, this category of funds includes the following Target Retirement Funds: Income, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065. At December 31, 2025, this category of funds also includes Target Retirement Fund Income, 2070. At December 31, 2024, this category of funds also includes Target Retirement Fund Income, 2020.
(e)    At both December 31, 2025 and 2024, this category of funds includes a short-term investment fund that is a common collective trust vehicle. Any cash that is held in portfolios of separately managed accounts is swept into this short-term investment fund.
(f)    At both December 31, 2025 and 2024, this category of funds includes U.S. and foreign government and corporate fixed income securities.
(g) At December 31, 2025 and 2024, this category of funds includes diversified portfolio of stocks of publicly traded real estate investment trusts (“REITs”) or other companies in the real estate sector domiciled primarily within the U.S.